AB Tax-Managed Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 55.2%
Information Technology – 15.5%
Communications Equipment – 0.1%
Cisco Systems, Inc.	14,232	$641,152

Electronic Equipment, Instruments & Components – 0.5%
CDW Corp./DE	20,234	3,436,947

IT Services – 2.4%
FleetCor Technologies, Inc.(a)	7,686	1,912,354
Genpact Ltd.	26,878	1,192,577
PayPal Holdings, Inc.(a)	25,070	2,136,215
Visa, Inc. - Class A	60,939	12,929,427

		18,170,573

Semiconductors & Semiconductor Equipment – 2.8%
Advanced Micro Devices, Inc.(a)	4,089	416,505
Analog Devices, Inc.	12,597	2,121,335
KLA Corp.	6,256	2,282,502
NVIDIA Corp.	29,726	5,550,439
NXP Semiconductors NV	21,441	4,068,644
QUALCOMM, Inc.	34,893	4,997,375
Texas Instruments, Inc.	8,454	1,494,329

		20,931,129

Software – 6.7%
Adobe, Inc.(a)	12,024	5,007,756
Autodesk, Inc.(a)	14,723	3,058,703
Citrix Systems, Inc.	2,649	266,728
Microsoft Corp.	109,062	29,650,686
NortonLifeLock, Inc.	170,995	4,162,018
Oracle Corp.	80,731	5,806,174
ServiceNow, Inc.(a)	3,390	1,584,723

		49,536,788

Technology Hardware, Storage & Peripherals – 3.0%
Apple, Inc.	123,767	18,421,480
Western Digital Corp.(a)	59,910	3,635,938

		22,057,418

		114,774,007

Health Care – 8.5%
Biotechnology – 1.2%
Gilead Sciences, Inc.	412	26,718
Regeneron Pharmaceuticals, Inc.(a)	4,270	2,838,440
Vertex Pharmaceuticals, Inc.(a)	21,588	5,799,616

		8,664,774

Health Care Equipment & Supplies – 2.0%
Align Technology, Inc.(a)	5,727	1,590,044
Edwards Lifesciences Corp.(a)	36,521	3,683,143
Intuitive Surgical, Inc.(a)	2,352	535,409
Medtronic PLC	58,178	5,826,527

Company	Shares	U.S. $ Value

Zimmer Biomet Holdings, Inc.	25,962	$3,120,892

		14,756,015

Health Care Providers & Services – 3.0%
Anthem, Inc.	13,112	6,682,007
UnitedHealth Group, Inc.	30,308	15,056,408

		21,738,415

Pharmaceuticals – 2.3%
Johnson & Johnson	21,361	3,834,940
Merck & Co., Inc.	10,156	934,657
Organon & Co.	1,015	38,530
Pfizer, Inc.	8,730	463,039
Roche Holding AG (Sponsored ADR)	172,615	7,343,042
Viatris, Inc.	779	9,558
Zoetis, Inc.	26,995	4,614,255

		17,238,021

		62,397,225

Consumer Discretionary – 6.0%
Auto Components – 0.3%
Goodyear Tire & Rubber Co. (The)(a)	138,470	1,789,032
Magna International, Inc. - Class A (United States)	4,191	272,080

		2,061,112

Automobiles – 0.3%
General Motors Co.(a)	16,819	650,559
Stellantis NV	131,510	1,985,801

		2,636,360

Hotels, Restaurants & Leisure – 0.2%
Booking Holdings, Inc.(a)	306	686,529
Starbucks Corp.	8,298	651,393

		1,337,922

Internet & Direct Marketing Retail – 2.0%
Amazon.com, Inc.(a)	5,656	13,598,099
Etsy, Inc.(a)	11,852	961,434

		14,559,533

Specialty Retail – 2.3%
AutoZone, Inc.(a)	2,586	5,326,255
Home Depot, Inc. (The)	29,596	8,960,189
TJX Cos., Inc. (The)	41,324	2,626,967

		16,913,411

Textiles, Apparel & Luxury Goods – 0.9%
Deckers Outdoor Corp.(a)	5,097	1,368,850
NIKE, Inc. - Class B	47,114	5,599,499

		6,968,349

		44,476,687

Company	Shares	U.S. $ Value

Communication Services – 5.9%
Diversified Telecommunication Services – 0.9%
Comcast Corp. - Class A	157,055	$6,954,396

Entertainment – 0.4%
Electronic Arts, Inc.	1,749	242,499
Take-Two Interactive Software, Inc.(a)	22,399	2,789,347
Walt Disney Co. (The)(a)	3,242	358,047

		3,389,893

Interactive Media & Services – 3.7%
Alphabet, Inc. - Class A(a)	614	1,396,997
Alphabet, Inc. - Class C(a)	7,628	17,397,790
Meta Platforms, Inc. - Class A(a)	42,897	8,306,575

		27,101,362

Wireless Telecommunication Services – 0.9%
T-Mobile US, Inc.(a)	47,987	6,396,187

		43,841,838

Financials – 5.6%
Banks – 2.8%
Bank of America Corp.	220,137	8,189,097
JPMorgan Chase & Co.	7,890	1,043,295
PNC Financial Services Group, Inc. (The)	15,715	2,756,568
Wells Fargo & Co.	185,564	8,493,264

		20,482,224

Capital Markets – 1.7%
Goldman Sachs Group, Inc. (The)	23,764	7,767,264
LPL Financial Holdings, Inc.	23,154	4,542,583
S&P Global, Inc.	957	334,452

		12,644,299

Insurance – 1.1%
Progressive Corp. (The)	35,998	4,297,441
Willis Towers Watson PLC	17,783	3,753,458

		8,050,899

		41,177,422

Industrials – 4.8%
Aerospace & Defense – 0.8%
Raytheon Technologies Corp.	64,722	6,156,357

Building Products – 0.4%
Otis Worldwide Corp.	40,031	2,978,306

Construction & Engineering – 0.6%
AECOM	66,087	4,616,177

Electrical Equipment – 1.1%
Eaton Corp. PLC	32,989	4,572,275
Regal Rexnord Corp.	27,179	3,396,016

		7,968,291

Company	Shares	U.S. $ Value

Machinery – 0.1%
Ingersoll Rand, Inc.	10,221	$481,920

Professional Services – 0.6%
Booz Allen Hamilton Holding Corp.	33,756	2,898,290
Robert Half International, Inc.	15,911	1,434,377

		4,332,667

Road & Rail – 1.2%
CSX Corp.	155,680	4,949,067
Knight-Swift Transportation Holdings, Inc.	69,476	3,379,313
Norfolk Southern Corp.	3,002	719,459

		9,047,839

		35,581,557

Consumer Staples – 3.3%
Beverages – 1.1%
Coca-Cola Co. (The)	86,535	5,484,588
Constellation Brands, Inc. - Class A	10,435	2,561,480

		8,046,068

Food & Staples Retailing – 1.4%
Costco Wholesale Corp.	7,999	3,729,293
Walmart, Inc.	53,576	6,891,481

		10,620,774

Household Products – 0.8%
Procter & Gamble Co. (The)	40,752	6,026,406

		24,693,248

Energy – 2.1%
Energy Equipment & Services – 0.5%
Baker Hughes Co. - Class A	98,473	3,543,059

Oil, Gas & Consumable Fuels – 1.6%
Chevron Corp.	29,702	5,187,751
EOG Resources, Inc.	47,197	6,464,101

		11,651,852

		15,194,911

Real Estate – 1.7%
Equity Real Estate Investment Trusts (REITs) – 1.7%
American Campus Communities, Inc.	50,732	3,297,580
American Tower Corp.	11,632	2,979,304
Mid-America Apartment Communities, Inc.	18,244	3,302,164
Prologis, Inc.	23,062	2,939,944

		12,518,992

Real Estate Management & Development – 0.0%
CBRE Group, Inc. - Class A(a)	450	37,278

		12,556,270

Utilities – 1.1%
Electric Utilities – 1.1%
American Electric Power Co., Inc.	53,822	5,491,459
Edison International	4,800	335,568

Company	Shares	U.S. $ Value

NextEra Energy, Inc.	29,821	$2,257,151

		8,084,178

Materials – 0.7%
Chemicals – 0.7%
Linde PLC	13,874	4,504,610
LyondellBasell Industries NV - Class A	4,814	550,000
Westlake Corp.	1,866	246,517

		5,301,127

Total Common Stocks (cost $237,888,023)		408,078,470

INVESTMENT COMPANIES – 44.2%
Funds and Investment Trusts – 44.2%(b) (c)
AB Discovery Growth Fund, Inc. - Class Z	1,710,828	17,056,950
AB Discovery Value Fund - Class Z	1,049,928	23,476,395
AB International Small Cap Portfolio - Class Z	3,561,321	39,922,410
Bernstein International Strategic Equities Portfolio - Class Z	17,718,968	211,918,853
Bernstein Small Cap Core Portfolio - Class Z	1,195,188	15,525,489
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	685,861	18,772,004

Total Investment Companies (cost $333,789,089)		326,672,101

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.71%(b) (c) (d) (cost $4,854,638)	4,854,638	4,854,638

Total Investments – 100.0% (cost $576,531,750)(e)		739,605,209
Other assets less liabilities – 0.0%		(337,217)

Net Assets – 100.0%		$739,267,992

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of May 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $182,187,889 and gross unrealized depreciation of investments was $(19,114,430), resulting in net unrealized appreciation of $163,073,459.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Tax-Managed Wealth Appreciation Strategy

May 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$408,078,470	$—	$—	$408,078,470
Investment Companies	326,672,101	—	—	326,672,101
Short-Term Investments	4,854,638	—	—	4,854,638

Total Investments in Securities	739,605,209	—	—	739,605,209
Other Financial Instruments(b)	—	—	—	—

Total	$739,605,209	$—	$—	$739,605,209

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2022 is as follows:

							Distributions
Affiliated Issuer	Market Value 08/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr/ (Depr) (000)	Market Value 05/31/2022 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$26,686	$5,289	$2,792	$(570)	$(11,556)	$17,057	$0	$0
AB Trust - AB Discovery Value Fund	28,594	2,657	3,747	363	(4,391)	23,476	0	0
Bernstein Fund, Inc. - International Small Cap Portfolio	51,882	1,891	4,119	(38)	(9,694)	39,922	0	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	258,831	16,683	22,306	220	(41,509)	211,919	0	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	20,051	1,170	2,363	380	(3,713)	15,525	0	0
Government Money Market Portfolio	0	60,086	55,231	0	0	4,855	5	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	21,597	1,889	0	0	(4,714)	18,772	0	0
Total	$407,641	$89,665	$90,558	$355	$(75,577)	$331,526	$5	$0